OTHER LIABILITIES (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
OTHER LIABILITIES
Other tax payable	$ 1,535,202	$ 1,630,159
Accounts payable	234,775	3,874
Contract liabilities	392,549
Accrued payroll	149,761	172,508
Compensation payable		1,260,000
Legal fee payable	321,430	381,224
Loans payable	58,660	263,205
Audit fee payable	50,000	60,000
Rental and property management fee payable	245,846	264,689
Deposit payable for goods	421,905
Other payables	96,220	271,529
Total other liabilities	$ 3,506,348	$ 4,307,188